Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]

Net Interest Income

in € m.	2017	2016	2015
Interest and similar income:
Interest income on cash and central bank balances	1,070	433	88
Interest income on interbank balances (w/o central banks)	245	252	411
Central bank funds sold and securities purchased under resale agreements	292	359	377
Interest income on financial assets available for sale	1,083	1,313	1,292
Dividend income on financial assets available for sale	88	205	301
Loans	11,941	12,311	12,219
Interest income on securities held to maturity	68	67	0
Other	1,406	1,417	782
Total interest and similar income not at fair value through profit or loss	16,193	16,357	15,470
Financial assets at fair value through profit or loss	7,899	9,279	10,496
Total interest and similar income	24,092	25,636	25,967
Interest expense:
Interest-bearing deposits	2,833	2,583	2,764
Central bank funds purchased and securities sold under repurchase agreements	431	255	153
Other short-term borrowings	135	179	229
Long-term debt	1,795	1,759	1,480
Trust preferred securities	413	437	568
Other	1,437	1,083	357
Total interest expense not at fair value through profit or loss	7,044	6,295	5,552
Financial liabilities at fair value through profit or loss	4,671	4,634	4,534
Total interest expense	11,714	10,929	10,086
Net interest income	12,378	14,707	15,881

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

in € m.	2017	2016	2015
Trading income:
Sales & Trading (Equity)	1,152	616	544
Sales & Trading (FIC)	3,969	3,448	3,750
Total Sales & Trading	5,122	4,064	4,294
Other trading income	(1,748)	(3,517)	(420)
Total trading income	3,374	547	3,874
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Securities purchased/sold under resale/repurchase agreements	3	(3)	3
Securities borrowed/loaned	(1)	1	0
Loans and loan commitments	(32)	(109)	(453)
Deposits	(30)	(28)	0
Long-term debt[1]	(398)	303	761
Other financial assets/liabilities designated at fair value through profit or loss	10	691	(344)
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(448)	854	(32)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,926	1,401	3,842

Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

in € m.	2017	2016	2015
Net interest income	12,378	14,707	15,881
Trading income[1]	3,374	547	3,874
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(448)	854	(32)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,926	1,401	3,842
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	15,304	16,108	19,723
Sales & Trading (Equity)	1,592	1,934	2,838
Sales & Trading (FIC)	4,707	5,210	5,987
Total Sales & Trading	6,299	7,144	8,826
Financing	1,641	1,839	1,523
Global Transaction Banking	1,937	2,098	2,218
Remaining Products	(800)	(309)	(219)
Corporate & Investment Bank	9,078	10,773	12,348
Private & Commercial Bank	6,158	6,420	6,573
Deutsche Asset Management	30	365	255
Non-Core Operations Unit	0	(1,307)	(362)
Consolidation & Adjustments	37	(143)	910
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	15,304	16,108	19,723

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.